The New Economy Fund®
Investment portfolio
August 31, 2023
unaudited

Common stocks 94.32% Information technology 30.63%	Shares	Value (000)
Microsoft Corp.	4,743,266	$1,554,653
Broadcom, Inc.	1,563,386	1,442,833
Micron Technology, Inc.	6,478,075	453,077
Salesforce, Inc.[1]	1,799,202	398,451
NVIDIA Corp.	756,206	373,225
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,900,667	271,416
Taiwan Semiconductor Manufacturing Company, Ltd.	5,731,000	98,796
SK hynix, Inc.	3,633,542	334,833
Applied Materials, Inc.	1,891,605	288,962
Apple, Inc.	1,511,814	284,025
Adobe, Inc.[1]	466,096	260,706
ASML Holding NV	387,435	255,388
Arista Networks, Inc.[1]	1,245,540	243,167
Motorola Solutions, Inc.	664,894	188,544
Insight Enterprises, Inc.[1]	1,119,355	179,198
ServiceNow, Inc.[1]	299,236	176,199
Palo Alto Networks, Inc.[1]	643,131	156,474
Shopify, Inc., Class A, subordinate voting shares[1]	2,337,310	155,408
Wolfspeed, Inc.[1]	3,011,457	144,008
TE Connectivity, Ltd.	911,459	120,668
Accenture PLC, Class A	327,509	106,038
MongoDB, Inc., Class A1	272,750	104,000
Smartsheet, Inc., Class A1	2,478,606	103,432
EPAM Systems, Inc.[1]	377,314	97,721
Marvell Technology, Inc.	1,580,588	92,069
SAP SE	625,497	87,373
Snowflake, Inc., Class A1	552,318	86,631
Globant SA1	399,127	81,610
eMemory Technology, Inc.	1,285,000	73,235
MediaTek, Inc.	3,037,400	67,240
Synopsys, Inc.[1]	129,879	59,600
RingCentral, Inc., Class A1	1,640,082	50,728
Renesas Electronics Corp.[1]	2,994,800	50,440
DoubleVerify Holdings, Inc.[1]	1,416,274	47,884
Monday.com, Ltd.[1]	266,751	47,332
Cloudflare, Inc., Class A1	602,437	39,176
Keyence Corp.	93,400	38,851
HubSpot, Inc.[1]	60,686	33,166
Datadog, Inc., Class A1	331,098	31,944
Seagate Technology Holdings PLC	440,860	31,209
Atlassian Corp., Class A1	142,406	29,059
Intuit, Inc.	49,254	26,686
Qorvo, Inc.[1]	231,785	24,891
Constellation Software, Inc.	12,100	24,854
OBIC Co., Ltd.	98,700	17,183
Autodesk, Inc.[1]	72,507	16,092
The New Economy Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Stripe, Inc., Class B1,2,3	63,586	$1,349
GitLab, Inc., Class A1	2,909	138
		8,849,962
Health care 20.23%
UnitedHealth Group, Inc.	1,453,028	692,484
Thermo Fisher Scientific, Inc.	1,074,607	598,664
Eli Lilly and Company	966,367	535,561
agilon health, Inc.[1,4]	19,874,941	352,184
Alnylam Pharmaceuticals, Inc.[1]	1,425,506	281,994
Vertex Pharmaceuticals, Inc.[1]	741,082	258,148
Molina Healthcare, Inc.[1]	787,532	244,229
Novo Nordisk AS, Class B	1,288,084	238,760
Abbott Laboratories	2,161,050	222,372
Align Technology, Inc.[1]	548,788	203,128
Stryker Corp.	663,659	188,181
Catalent, Inc.[1]	3,559,948	177,891
Insulet Corp.[1]	640,567	122,803
Exact Sciences Corp.[1]	1,420,000	118,811
WuXi AppTec Co., Ltd., Class H	10,609,752	116,212
Humana, Inc.	242,782	112,075
GE HealthCare Technologies, Inc.	1,229,273	86,602
ICON PLC[1]	328,854	85,482
Zoetis, Inc., Class A	440,104	83,844
AbbVie, Inc.	568,348	83,524
WuXi Biologics (Cayman), Inc.[1]	14,780,000	83,207
Rede D’Or Sao Luiz SA	14,163,192	81,969
Centene Corp.[1]	1,216,048	74,969
Regeneron Pharmaceuticals, Inc.[1]	90,042	74,419
iRhythm Technologies, Inc.[1]	680,971	70,392
Argenx SE (ADR)[1]	134,874	67,773
AstraZeneca PLC	489,537	66,120
Bachem Holding AG	692,289	64,774
EssilorLuxottica SA	299,812	56,535
Lonza Group AG	98,908	54,742
Revance Therapeutics, Inc.[1]	2,520,779	44,441
Gilead Sciences, Inc.	576,416	44,084
Daiichi Sankyo Company, Ltd.	1,349,345	39,870
IQVIA Holdings, Inc.[1]	170,124	37,875
DexCom, Inc.[1]	369,928	37,355
NovoCure, Ltd.[1]	975,999	21,531
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	548,656	20,320
Penumbra, Inc.[1]	64,203	16,982
Idorsia, Ltd.[1,4]	2,969,247	16,289
HOYA Corp.	128,700	14,290
Siemens Healthineers AG	271,159	13,599
Sarepta Therapeutics, Inc.[1]	90,617	10,966
Seagen, Inc.[1]	51,359	10,584
BioMarin Pharmaceutical, Inc.[1]	114,393	10,453
Revvity, Inc.	57,918	6,778
		5,843,266
The New Economy Fund — Page 2 of 9

unaudited
Common stocks (continued) Financials 10.85%	Shares	Value (000)
Mastercard, Inc., Class A	1,106,467	$456,572
Visa, Inc., Class A	1,021,254	250,902
Berkshire Hathaway, Inc., Class B1	575,902	207,440
Fiserv, Inc.[1]	1,640,968	199,197
KKR & Co., Inc.	2,765,236	173,684
AIA Group, Ltd.	17,154,000	155,740
RenaissanceRe Holdings, Ltd.	819,435	153,964
Nu Holdings, Ltd., Class A1	22,321,451	152,902
Kotak Mahindra Bank, Ltd.	6,792,143	144,295
HDFC Bank, Ltd. (ADR)	1,235,846	77,005
HDFC Bank, Ltd.	3,016,422	57,258
ICICI Bank, Ltd.	9,342,862	108,200
Tradeweb Markets, Inc., Class A	976,637	84,411
Marsh & McLennan Companies, Inc.	378,316	73,768
Discover Financial Services	765,002	68,904
Block, Inc., Class A1	1,155,905	66,638
Intercontinental Exchange, Inc.	490,244	57,844
Aon PLC, Class A	169,342	56,457
Affirm Holdings, Inc., Class A1	2,612,339	54,363
CME Group, Inc., Class A	266,102	53,933
Blackstone, Inc.	479,552	51,010
Bajaj Finserv, Ltd.	2,787,500	50,133
Adyen NV1	53,699	44,981
Star Health & Allied Insurance Co., Ltd.[1]	5,796,777	44,530
MSCI, Inc.	72,632	39,484
Arch Capital Group, Ltd.[1]	477,816	36,725
Morgan Stanley	428,593	36,495
JPMorgan Chase & Co.	244,369	35,758
LPL Financial Holdings, Inc.	144,465	33,312
Corebridge Financial, Inc.	1,698,134	30,278
Janus Henderson Group PLC	1,049,020	28,817
GMO Payment Gateway, Inc.	389,300	24,691
China Merchants Bank Co., Ltd., Class A	4,900,973	21,210
Jio Financial Services, Ltd.[1]	1,402,547	3,956
		3,134,857
Consumer discretionary 9.77%
Amazon.com, Inc.[1]	4,351,875	600,602
MercadoLibre, Inc.[1]	299,509	411,034
Flutter Entertainment PLC[1]	1,109,833	202,059
Home Depot, Inc.	557,627	184,184
LVMH Moët Hennessy-Louis Vuitton SE	216,051	183,250
Airbnb, Inc., Class A1	1,189,236	156,444
Chipotle Mexican Grill, Inc.[1]	80,525	155,143
Evolution AB	1,361,628	147,524
Hilton Worldwide Holdings, Inc.	720,686	107,130
Amadeus IT Group SA, Class A, non-registered shares	1,158,751	79,536
Booking Holdings, Inc.[1]	20,980	65,143
Floor & Decor Holdings, Inc., Class A1	645,989	64,405
Rivian Automotive, Inc., Class A1,4	2,558,730	58,160
Tractor Supply Co.	265,952	58,110
Starbucks Corp.	529,719	51,616
Entain PLC	3,488,143	51,147
O’Reilly Automotive, Inc.[1]	54,149	50,884
YUM! Brands, Inc.	328,743	42,533
The New Economy Fund — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	394,293	$40,104
adidas AG	177,164	35,428
Aptiv PLC[1]	247,656	25,125
DoorDash, Inc., Class A1	184,782	15,546
Sony Group Corp.	165,100	13,781
International Game Technology PLC	419,673	13,438
Light & Wonder, Inc.[1]	118,888	9,115
		2,821,441
Industrials 9.15%
Ceridian HCM Holding, Inc.[1]	5,092,365	369,298
TransDigm Group, Inc.[1]	290,548	262,612
Airbus SE, non-registered shares	1,672,227	245,482
General Electric Co.	1,917,270	219,451
Carrier Global Corp.	3,193,544	183,469
Safran SA	1,100,476	176,966
L3Harris Technologies, Inc.	782,473	139,351
Quanta Services, Inc.	501,900	105,334
Copart, Inc.[1]	2,219,888	99,518
RTX Corp.	936,226	80,553
United Rentals, Inc.	165,781	79,001
CSX Corp.	2,186,674	66,037
Ryanair Holdings PLC (ADR)[1]	594,907	59,044
Siemens AG	338,884	51,034
Recruit Holdings Co., Ltd.	1,377,600	49,425
Boeing Company[1]	220,381	49,372
The Weir Group PLC	1,941,474	45,119
Huntington Ingalls Industries, Inc.	202,400	44,593
Rentokil Initial PLC	5,777,105	44,042
Canadian Pacific Kansas City, Ltd.	531,504	42,191
Old Dominion Freight Line, Inc.	87,869	37,553
Melrose Industries PLC	5,727,894	37,195
NIBE Industrier AB, Class B	4,126,328	30,972
Union Pacific Corp.	132,000	29,115
XPO, Inc.[1]	378,347	28,236
Stericycle, Inc.[1]	590,133	26,090
Shenzhen Inovance Technology Co., Ltd., Class A	1,853,527	17,360
Hefei Meyer Optoelectronic Technology, Inc., Class A	4,996,184	16,057
Grab Holdings, Ltd., Class A1	1,998,134	7,533
		2,642,003
Communication services 6.46%
Alphabet, Inc., Class A1	3,399,188	462,867
Alphabet, Inc., Class C1	2,786,485	382,724
Meta Platforms, Inc., Class A1	1,234,707	365,337
Netflix, Inc.[1]	635,509	275,608
T-Mobile US, Inc.[1]	452,836	61,699
Charter Communications, Inc., Class A1	129,879	56,903
Comcast Corp., Class A	1,064,606	49,781
Warner Music Group Corp., Class A	1,399,254	46,595
New York Times Co., Class A	1,015,052	44,936
Epic Games, Inc.[1,2,3]	84,438	41,353
Live Nation Entertainment, Inc.[1]	433,144	36,614
Take-Two Interactive Software, Inc.[1]	243,453	34,619
The New Economy Fund — Page 4 of 9

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Activision Blizzard, Inc.	40,962	$3,768
ZoomInfo Technologies, Inc.[1]	187,800	3,384
		1,866,188
Energy 3.56%
Halliburton Co.	4,383,107	169,276
Transocean, Ltd.[1]	17,331,918	141,775
Noble Corp. PLC, Class A	2,308,010	121,724
Gaztransport & Technigaz SA	751,586	93,153
Viper Energy Partners, LP	3,212,000	89,358
TechnipFMC PLC	4,283,000	81,548
Neste OYJ	2,169,337	79,461
Schlumberger NV	1,238,843	73,042
Weatherford International[1]	785,991	69,576
Baker Hughes Co., Class A	1,916,474	69,357
Reliance Industries, Ltd.	1,402,547	40,779
		1,029,049
Consumer staples 1.86%
Dollar Tree Stores, Inc.[1]	914,146	111,855
Performance Food Group Co.[1]	1,606,500	99,812
Dollar General Corp.	536,950	74,368
Kroger Co.	1,404,189	65,140
Ocado Group PLC[1]	4,795,032	52,944
Costco Wholesale Corp.	82,323	45,218
Monster Beverage Corp.[1]	719,328	41,297
Seven & i Holdings Co., Ltd.[4]	674,900	27,744
Target Corp.	142,524	18,036
		536,414
Materials 1.08%
Linde PLC	253,463	98,100
Air Liquide SA, non-registered shares	466,997	84,496
Corteva, Inc.	1,464,333	73,964
Air Products and Chemicals, Inc.	188,124	55,589
		312,149
Utilities 0.59%
PG&E Corp.[1]	9,473,836	154,424
NextEra Energy, Inc.	251,983	16,832
		171,256
Real estate 0.14%
Zillow Group, Inc., Class C, nonvoting shares[1]	406,420	21,199
Extra Space Storage, Inc. REIT	82,000	10,552
Equinix, Inc. REIT	9,603	7,503
		39,254
Total common stocks (cost: $18,640,496,000)		27,245,839
The New Economy Fund — Page 5 of 9

unaudited
Preferred securities 0.16% Consumer discretionary 0.14%	Shares	Value (000)
Maplebear, Inc., Series H, noncumulative preferred shares[1,2,3]	830,425	$26,989
Maplebear, Inc., Series I, noncumulative preferred shares[1,2,3]	398,330	12,946
		39,935
Information technology 0.02%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2,3]	218,360	4,634
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2,3]	77,454	1,643
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	22,617	480
		6,757
Total preferred securities (cost: $106,896,000)		46,692
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., rights, expire 9/29/2023[1]	12,100	7
Total rights & warrants (cost: $6,000)		7
Convertible stocks 0.11% Information technology 0.11%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[2,3]	30,562,347	32,683
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[2,3]	922,043	986
Total convertible stocks (cost: $25,986,000)		33,669
Convertible bonds & notes 0.05% Consumer discretionary 0.05%	Principal amount (000)
Rivian Automotive, Inc., convertible notes, 4.625% 3/15/2029[5]	USD9,991	13,853
Total convertible bonds & notes (cost: $9,991,000)		13,853
Short-term securities 5.57% Money market investments 5.37%	Shares
Capital Group Central Cash Fund 5.39%[6,7]	15,492,430	1,549,243
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 5.39%[6,7,8]	421,915	42,192
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.25%[6,8]	15,973,418	15,973
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[6,8]	272,204	272
		58,437
Total short-term securities (cost: $1,607,393,000)		1,607,680
Total investment securities 100.21% (cost: $20,390,768,000)		28,947,740
Other assets less liabilities (0.21)%		(59,835)
Net assets 100.00%		$28,887,905
The New Economy Fund — Page 6 of 9

unaudited
Investments in affiliates7

	Value of affiliates at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 8/31/2023 (000)	Dividend income (000)
Short-term securities 5.52%
Money market investments 5.37%
Capital Group Central Cash Fund 5.39%[6]	$2,988,551	$2,918,204	$4,357,738	$103	$123	$1,549,243	$76,259
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 5.39%[6,8]	32,169	10,023 [9]				42,192	— [10]
Total 5.52%				$103	$123	$1,591,435	$76,259
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Epic Games, Inc.1,[2]	3/29/2021	$74,728	$41,353	.14%
Maplebear, Inc., Series H, noncumulative preferred shares1,[2]	11/13/2020	49,826	26,989.09
Maplebear, Inc., Series I, noncumulative preferred shares1,[2]	2/26/2021	49,791	12,946.05
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[2]	2/18/2022	25,000	32,683.11
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[2]	6/27/2023	986	986	.00 [11]
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares1,[2]	8/24/2023	4,703	4,634.02
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares1,[2]	8/24/2023	1,668	1,643.01
Stripe, Inc., Class B1,[2]	5/6/2021 - 8/24/2023	2,346	1,349.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,[2]	3/15/2021	908	480	.00 [11]
Total		$209,956	$123,063	.43%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $123,063,000, which represented .43% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $62,444,000, which represented .22% of the net assets of the fund.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,853,000, which represented .05% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 8/31/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
The New Economy Fund — Page 7 of 9

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The New Economy Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,848,613	$—	$1,349	$8,849,962
Health care	5,843,266	—	—	5,843,266
Financials	3,134,857	—	—	3,134,857
Consumer discretionary	2,821,441	—	—	2,821,441
Industrials	2,642,003	—	—	2,642,003
Communication services	1,824,835	—	41,353	1,866,188
Energy	1,029,049	—	—	1,029,049
Consumer staples	536,414	—	—	536,414
Materials	312,149	—	—	312,149
Utilities	171,256	—	—	171,256
Real estate	39,254	—	—	39,254
Preferred securities	—	—	46,692	46,692
Rights & warrants	7	—	—	7
Convertible stocks	—	—	33,669	33,669
Convertible bonds & notes	—	13,853	—	13,853
Short-term securities	1,607,680	—	—	1,607,680
Total	$28,810,824	$13,853	$123,063	$28,947,740

Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-014-1023O-S96428
The New Economy Fund — Page 9 of 9